RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE－ 17 RELATED PARTY TRANSACTIONS

In the ordinary course of business, the Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the years as presented (for the portion of such period that they were considered related):

	Year ended December 31,
Nature of transactions	2023		2024		2025
	S$’000		S$’000		S$’000

Ten-League Corporations Pte. Ltd.(1)
- Management fee charged		2,471		1,358		1,327
- Purchase of plant and equipment	884		10		335
- Purchase of spare parts	708		877		2,024
- Purchase of motor vehicles	88		-		-
-Expenses paid on behalf	-		3		12
-Services rendered	-		2		-
- Lease payments in respect of:
Plant and equipment	131
Factory premises	480		1,096		1,234
-Sale of equipment	-		-		1,396
Ten-League Green Energy Pte. Ltd.(2)
- Subcontract costs		373		203		-

These related parties are controlled by the common shareholders of the Company.

(1)	- Ultimate holding company
(2)	- 100% held by Ten-League Corporations Pte Ltd

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.